Expense Example, No Redemption - Delaware Tax-Free Minnesota Intermediate Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	159	533	931	2,047